[LOGO]USAA(R)

                           USAA SHORT-TERM
                                         BOND Fund

                                                                       [GRAPHIC]

                       A n n u a l  R e p o r t

--------------------------------------------------------------------------------
  July 31, 2002

M E S S A G E
=============------------------------------------------------------------------
              from the PRESIDENT

                                  [GRAPHIC]
                          ... IT IS MORE IMPORTANT THAN
                      EVER TO BE PROPERLY DIVERSIFIED IN A
[PHOTO]               COMBINATION OF EQUITIES, FIXED-INCOME
                            INVESTMENTS AND CASH....
                                  [GRAPHIC]

--------------------------------------------------------------------------------

         The last year has seen one of the most challenging, volatile markets in many decades. The bond markets have offered little respite to those seeking sanctuary from the turbulent equity markets. In fact, investor confidence in the corporate fixed-income market has been diminished, just as it has been in the equity markets, because the bond market has also felt the full impact of major bankruptcies, corporate mismanagement, and accounting fraud.

         Given this challenging climate, USAA is more conscious than ever of the need to take all steps necessary to manage our funds with the best interests of our shareholders in mind. As you may know, we've made changes to our equity funds management with the goal of providing competitive performance with attractive expense ratios. We've also taken steps in our fixed-income funds; for example, we are reducing the credit risk in all taxable fixed-income portfolios. We will maintain this strategy until we see signs of a sustained economic recovery and a return to rational pricing in the bond market. We are confident these steps will help investors when evaluating their goals in the current environment and in the future.

         In spite of recent market fluctuations, we believe there are some good values in government and municipal bonds. They continue

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         to perform well as investors seek the comfort and relative safety of these sectors. The key is that investors must maintain a long-term investment outlook and be willing to withstand additional volatility in the near-term.

         Clearly, it is more important than ever to be properly diversified in a combination of equities, fixed-income investments and cash to help offset weak areas with stronger ones. As we have been for the last 30 years, we are here to offer you guidance to help you with your financial goals. We are happy that you have chosen USAA to be your trusted investment adviser and we remain committed to improving the performance in all of our mutual funds. Thank you for investing WITH us and IN us.

         Sincerely,

         /S/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                              1

FINANCIAL INFORMATION

   Independent Auditors' Report                                         9

   Portfolio of Investments                                            10

   Notes to Portfolio of Investments                                   18

   Financial Statements                                                19

   Notes to Financial Statements                                       22

DIRECTORS' INFORMATION                                                 32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA SHORT-TERM BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

         High current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities with a dollar-weighted average portfolio maturity of three years or less.

-------------------------------------------------------------------------
                                      7/31/02               7/31/01
-------------------------------------------------------------------------
Net Assets                        $404.0 Million         $419.9 Million
Net Asset Value Per Share             $8.99                  $9.95

-------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/02
-------------------------------------------------------------------------
1 YEAR                5 YEARS                 SINCE INCEPTION ON 6/1/93
-4.29%                 4.13%                           4.97%

         TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

--------------------------------------------------------------------------------
                         CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                                   [LINE CHART]

              USAA SHORT-TERM      LEHMAN BROTHERS 1-3 YEAR      LIPPER SHORT INVESTMENT       LIPPER SHORT INVESTMENT
                 BOND FUND         GOVERNMENT/CREDIT INDEX       GRADE DEBT FUNDS AVERAGE      GRADE BOND FUNDS INDEX
6/01/1993        10000.00               10000.00                       10000.00                      10000.00
   Jun-93        10073.03               10076.00                       10085.75                      10085.80
   Jul-93        10087.24               10099.18                       10121.61                      10142.31
   Aug-93        10183.63               10184.01                       10213.78                      10234.24
   Sep-93        10219.15               10216.60                       10252.34                      10267.60
   Oct-93        10251.95               10240.10                       10282.21                      10319.35
   Nov-93        10239.02               10243.17                       10278.12                      10324.12
   Dec-93        10284.86               10285.16                       10317.42                      10390.85
   Jan-94        10372.16               10350.99                       10389.31                      10458.94
   Feb-94        10276.77               10287.85                       10328.39                      10400.38
   Mar-94        10200.69               10234.35                       10260.29                      10321.39
   Apr-94        10175.84               10195.46                       10220.01                      10281.22
   May-94        10166.19               10209.74                       10223.96                      10292.80
   Jun-94        10176.99               10236.28                       10235.50                      10300.97
   Jul-94        10259.46               10329.43                       10315.41                      10360.21
   Aug-94        10318.19               10364.55                       10348.13                      10415.36
   Sep-94        10282.32               10341.75                       10325.56                      10401.06
   Oct-94        10300.27               10365.53                       10342.61                      10418.08
   Nov-94        10298.31               10322.00                       10319.38                      10399.70
   Dec-94        10287.26               10341.61                       10319.96                      10375.19
   Jan-95        10388.08               10483.29                       10421.27                      10481.41
   Feb-95        10530.15               10627.96                       10553.03                      10605.34
   Mar-95        10534.41               10688.54                       10611.86                      10663.90
   Apr-95        10709.69               10784.74                       10707.72                      10755.14
   May-95        10950.06               10966.36                       10896.60                      10951.93
   Jun-95        11032.13               11033.28                       10958.86                      11019.34
   Jul-95        11070.35               11077.37                       10990.68                      11054.75
   Aug-95        11164.62               11144.49                       11064.32                      11128.97
   Sep-95        11245.54               11199.60                       11128.26                      11182.08
   Oct-95        11331.62               11292.57                       11222.45                      11287.62
   Nov-95        11323.46               11389.76                       11324.09                      11382.95
   Dec-95        11437.54               11476.12                       11413.64                      11461.94
   Jan-96        11501.25               11574.31                       11498.40                      11564.76
   Feb-96        11454.35               11530.22                       11446.34                      11522.54
   Mar-96        11485.37               11521.81                       11429.52                      11471.35
   Apr-96        11489.17               11533.43                       11431.50                      11479.66
   May-96        11524.98               11560.08                       11450.97                      11502.50
   Jun-96        11639.54               11644.64                       11533.09                      11585.20
   Jul-96        11692.25               11689.92                       11578.24                      11632.69
   Aug-96        11691.79               11733.01                       11617.29                      11673.82
   Sep-96        11874.66               11840.41                       11730.27                      11785.68
   Oct-96        12032.33               11842.61                       11862.44                      11912.26
   Nov-96        12175.31               12063.83                       11965.80                      12011.29
   Dec-96        12159.72               12065.84                       11963.71                      12016.49
   Jan-97        12234.09               12124.15                       12021.07                      12077.87
   Feb-97        12269.85               12154.20                       12056.25                      12118.60
   Mar-97        12258.25               12144.79                       12040.75                      12106.03
   Apr-97        12371.31               12244.37                       12137.56                      12202.93
   May-97        12445.74               12329.94                       12217.64                      12284.72
   Jun-97        12537.22               12415.70                       12303.07                      12370.53
   Jul-97        12740.82               12553.56                       12446.64                      12511.16
   Aug-97        12712.64               12565.38                       12454.10                      12520.03
   Sep-97        12832.58               12659.17                       12549.35                      12618.20
   Oct-97        12923.60               12753.34                       12628.93                      12695.74
   Nov-97        12958.66               12785.40                       12658.23                      12727.21
   Dec-97        13030.91               12869.76                       12731.33                      12803.50
   Jan-98        13162.27               12993.99                       12847.30                      12914.33
   Feb-98        13121.81               13004.41                       12864.22                      12932.15
   Mar-98        13207.15               13055.31                       12911.41                      12984.84
   Apr-98        13274.31               13119.83                       12972.31                      13045.55
   May-98        13364.98               13191.17                       13043.09                      13115.75
   Jun-98        13438.03               13259.29                       13100.81                      13174.52
   Jul-98        13493.52               13321.01                       13155.91                      13232.69
   Aug-98        13629.81               13474.10                       13251.99                      13322.78
   Sep-98        13649.19               13655.44                       13397.64                      13463.64
   Oct-98        13605.36               13714.56                       13382.53                      13445.71
   Nov-98        13662.41               13712.15                       13408.40                      13480.37
   Dec-98        13686.38               13765.25                       13464.67                      13538.55
   Jan-99        13774.76               13823.96                       13531.28                      13606.67
   Feb-99        13755.24               13765.65                       13475.45                      13562.23
   Mar-99        13869.90               13863.24                       13578.88                      13667.48
   Apr-99        13923.07               13910.73                       13625.33                      13717.06
   May-99        13927.62               13899.31                       13604.65                      13698.71
   Jun-99        13975.85               13940.58                       13626.50                      13724.70
   Jul-99        14000.98               13980.46                       13638.88                      13740.33
   Aug-99        14017.25               14017.33                       13661.90                      13767.15
   Sep-99        14119.05               14111.51                       13758.06                      13858.25
   Oct-99        14129.76               14153.39                       13789.04                      13888.08
   Nov-99        14209.53               14184.65                       13829.57                      13933.88
   Dec-99        14242.31               14199.27                       13857.88                      13963.67
   Jan-00        14319.67               14199.27                       13859.68                      13969.90
   Feb-00        14442.49               14297.66                       13948.98                      14060.24
   Mar-00        14536.85               14378.61                       14027.98                      14132.75
   Apr-00        14568.11               14406.27                       14037.67                      14136.19
   May-00        14550.65               14458.36                       14075.99                      14186.26
   Jun-00        14769.73               14617.87                       14236.07                      14343.67
   Jul-00        14869.01               14717.86                       14321.61                      14431.96
   Aug-00        14815.46               14834.48                       14431.73                      14536.86
   Sep-00        14957.85               14956.71                       14554.74                      14660.33
   Oct-00        14938.66               15023.63                       14600.07                      14703.85
   Nov-00        15083.89               15163.50                       14736.68                      14837.24
   Dec-00        15256.99               15346.45                       14903.65                      14994.98
   Jan-01        15489.50               15563.86                       15107.67                      15208.51
   Feb-01        15606.85               15674.67                       15213.38                      15314.55
   Mar-01        15754.08               15801.91                       15325.33                      15425.02
   Apr-01        15827.41               15852.00                       15355.98                      15461.94
   May-01        15929.38               15949.59                       15447.94                      15557.53
   Jun-01        16015.56               16010.70                       15506.68                      15621.84
   Jul-01        16297.90               16212.08                       15703.09                      15813.96
   Aug-01        16400.45               16322.09                       15804.26                      15916.43
   Sep-01        16544.42               16564.95                       15967.39                      16068.11
   Oct-01        16549.82               16730.46                       16101.29                      16189.74
   Nov-01        16125.24               16685.38                       16029.16                      16109.76
   Dec-01        16030.34               16693.59                       16008.52                      16093.68
   Jan-02        16051.52               16741.28                       16054.38                      16140.32
   Feb-02        15987.17               16814.02                       16100.39                      16187.93
   Mar-02        16032.96               16704.62                       16012.18                      16114.64
   Apr-02        16071.07               16891.17                       16142.90                      16242.80
   May-02        16126.50               16979.94                       16232.36                      16333.49
   Jun-02        15985.14               17115.79                       16273.73                      16351.84
   Jul-02        15598.42               17286.12                       16348.36                      16400.88

                DATA SINCE INCEPTION ON 6/1/93 THROUGH 7/31/02.

         See the following page for benchmark definitions.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund to the following benchmarks:

         o The broad-based Lehman Brothers 1-3 Year Government/Credit Index, an unmanaged index made up of government, agency, and credit bonds with maturities longer than one year and shorter than three years.

         o The Lipper Short Investment Grade Debt Funds Average, the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

         o The Lipper Short Investment Grade Bond Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

4

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO]   Matthew Freund, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The one-year dividend yield of your USAA Short-Term Bond Fund was 6.18% for the year ended July 31, 2002, compared to a 4.51% average yield for funds in the Lipper Short Investment Grade Debt Funds category. While the Fund's dividend yield compared favorably, the Fund's total return underperformed for the period versus its peers.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

         The period began on a positive note. The Federal Reserve Board aggressively cut interest rates during 2001, causing yields to fall (and prices to rise) throughout the market. In response, the economy was showing signs of a modest recovery. But after the terrorist attacks of September 11 and the Enron debacle, the fixed-income market became treacherous and rumor-driven. All

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 3 FOR THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE DEFINITION.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         but the highest-quality securities were increasingly volatile, mostly on the down side. In January, with short-term interest rates near historic lows, most market participants thought the Fed would begin tightening in mid-2002. However, as economic data weakened during the summer, expectations of a rate increase were pushed back to second quarter 2003. The market struggled with a crisis of confidence in American corporate governance and accounting practices, as well as with fears that another terrorist attack would occur. In our opinion, the renewed emphasis on the quality of earnings is long overdue and should be beneficial for all investors. When trust is restored in financial reporting (and we see signs of it already), the market should begin to stabilize.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         Given the current conditions in the credit markets, we are striving to reduce the price volatility of the Fund. We have increased the Fund's credit quality and have further diversified its holdings across asset classes. We have employed asset-backed securities because they are backed by a reliable pool of assets and provide attractive yields. We have also bought mortgage-backed securities at reasonably attractive prices for their stable cash flows and excellent credit quality. Using fundamental research, we are making selective purchases in the corporate market across a greater number of names (reducing the size of the position we take in any one issuer), thereby limiting our exposure to any unforeseen credit problems. We eliminated our telecom holdings because of the uncertainty in that sector. While one effect of this strategy is a lower overall yield, the Fund should be better insulated from market instability.

6

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

WHAT IS THE OUTLOOK?

         We do not expect a Fed rate increase in 2002. The underlying economy remains sound and we believe that we will continue to see a modest recovery. A "double dip" recession remains unlikely unless there is an unexpected turn for the worse in the economy. Going forward, our goal is to provide shareholders a high-quality, well-diversified Fund with less credit risk than in the past and only moderate exposure to changing interest rates. While the yield likely will be lower than before, it likely will continue to be attractive relative to money market funds.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

                             PORTFOLIO RATINGS MIX
                                    7/31/02

                   [PIE CHART]

A                                       16%
AA                                       3%
AAA                                     33%
BBB                                     26%
ST1/ST2                                 22%

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, or Fitch Ratings. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category AAA account for 8.0% of the Fund's investments and are included in the appropriate category above.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-17.

8

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                                 PORTFOLIO MIX
                                    7/31/02

                      [PIE CHART]

U.S. Treasury Inflation-Indexed Notes             6.2%
Cash Equivalents                                  7.7%
Variable-Rate Demand Notes                       11.8%
Corporate Obligations                            40.7%
Mortgage Securities                              15.5%
Asset-Backed Securities                           6.1%

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-17.

                                                                               9
I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS

         USAA SHORT-TERM BOND FUND

         We have audited the accompanying statement of assets and liabilities of USAA Short-Term Bond Fund (a portfolio of USAA Mutual Fund, Inc.), including the schedule of investments, as of July 31, 2002, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2001, and the financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on the statement and financial highlights.

         We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Short-Term Bond Fund at July 31, 2002, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                     /s/ Ernst & Young LLP

         San Antonio, Texas
         September 6, 2002

10

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA SHORT-TERM BOND FUND
JULY 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         CORPORATE OBLIGATIONS - debt securities issued by corporations as a method of raising capital. Interest rates are constant to maturity. Prior to maturity, the market price of a corporate obligation generally varies inversely to the movement of interest rates.

         COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, AND ASSET-BACKED SECURITIES - represent ownership in a pool of mortgage loans or other assets. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages or assets in the pool. Like other fixed-income securities, when interest rates rise, the value of these securities generally will decline. However, when interest rates decline, the value of these securities with prepayment features may not increase as much as other fixed-income securities.

         VARIABLE-RATE DEMAND NOTES - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily or weekly interval to a rate that reflects current market conditions.

         TREASURY INFLATION-INDEXED NOTES - securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

         CASH EQUIVALENTS - consist of short-term obligations issued by banks, corporations, and U.S. government agencies. The interest rate is constant to maturity.

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                  CP      Commercial Paper
                  IDB     Industrial Development Board
                  MTN     Medium-Term Note
                  RB      Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

                  (LOC)   Enhanced by a bank letter of credit.
                  (INS) Scheduled principal and interest payments are insured by MBIA, Inc.

12

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

PRINCIPAL                                                   COUPON                            MARKET
   AMOUNT   SECURITY                                          RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------

            CORPORATE OBLIGATIONS (40.7%)

            BANKS (7.9%)
  $ 5,000   European Investment Bank, Notes                   4.00%        8/30/2005         $ 5,137
    6,000   First Union National Bank, Subordinated Notes     6.18         2/15/2036           6,298
    5,000   Key Bank, NA, MTN                                 5.00         7/17/2007           5,103
    5,000   Mellon Funding Corp., Senior Notes                4.88         6/15/2007           5,165
    5,000   SunTrust Banks, Inc., Senior Notes                5.05         7/01/2007           5,186
    5,000   Wells Fargo Financial, Inc., Senior Notes         4.88         6/12/2007           5,117
                                                                                             -------
                                                                                              32,006
                                                                                             -------

            BUILDING PRODUCTS (0.5%)
    2,000   York International Corp., Senior Notes            6.63         8/15/2006           2,133
                                                                                             -------

            CASINOS & GAMING (1.3%)
    5,000   Harrah's Operating Co., Inc.,
              Guaranteed Senior Notes                         7.13         6/01/2007           5,267
                                                                                             -------

            CONSUMER FINANCE (3.6%)
    2,900   Capital One Bank, Notes                           6.50         7/30/2004           2,616
    2,000   Capital One Bank, Senior Notes                    6.88         2/01/2006           1,786
    4,000   Ford Motor Credit Co., Global Notes               7.50         6/15/2003           4,129
    3,000   General Motors Acceptance Corp., Notes            6.13         9/15/2006           3,024
    3,000   Household Finance Corp., Notes                    5.75         1/30/2007           2,910
                                                                                             -------
                                                                                              14,465
                                                                                             -------

            DIVERSIFIED FINANCIAL SERVICES (1.3%)
    5,000   CIT Group, Inc., Global Notes                     7.38         4/02/2007           5,115
                                                                                             -------

            DIVERSIFIED METALS & MINING (1.5%)
    6,000   EdperBrascan Corp., Notes (Canada)                7.13        12/16/2003           6,189
                                                                                             -------

            ELECTRIC UTILITIES (5.5%)
    5,000   Appalachian Power Co., Senior Notes, Series E     4.80         6/15/2005           4,934
    3,450   Conectiv, Inc., Notes(a)                          5.30         6/01/2005           3,535

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

PRINCIPAL                                                   COUPON                            MARKET
   AMOUNT   SECURITY                                          RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------

  $ 2,000   Dominion Fiber Ventures, LLC, Senior
              Secured Notes                                   7.05%        3/15/2005         $ 1,929
    1,250   Florida Power & Light Co., First
              Mortgage Bond                                   6.88        12/01/2005           1,375
    2,000   Pinnacle One Partners, LP, Senior
              Notes(a)                                        8.83         8/15/2004           1,680
    6,020   PSE&G Energy Holdings, Inc.,
              Senior Notes                                    8.63         2/15/2008           3,876
    5,000   Teco Energy, Inc., Notes                          6.13         5/01/2007           4,938
                                                                                             -------
                                                                                              22,267
                                                                                             -------

            ENVIRONMENTAL SERVICES (1.3%)
    5,000   Waste Management, Inc.,
              Callable/Putable Notes                          7.10         8/01/2026           5,150
                                                                                             -------

            FOREST PRODUCTS (0.6%)
    2,000   Nexfor, Inc., Debentures                          8.13         3/20/2008           2,170
                                                                                             -------

            GAS UTILITIES (3.6%)
    8,000   Gemstone Investor Ltd., Senior Secured
              Notes(a)                                        7.71        10/31/2004           6,345
    6,000   Limestone Electron Trust, Guaranteed
              Senior Notes(a)                                 8.63         3/15/2003           5,281
    3,000   Texas Eastern Transmission, LP,
              Senior Notes                                    5.25         7/15/2007           3,015
                                                                                             -------
                                                                                              14,641
                                                                                             -------

            HEALTH CARE FACILITIES (0.6%)
    2,500   HEALTHSOUTH Corp., Senior Notes                   7.38        10/01/2006           2,312
                                                                                             -------

            HOMEBUILDING (0.8%)
    3,000   Pulte Corp., Senior Notes                         7.00        12/15/2003           3,101
                                                                                             -------

            INTEGRATED OIL & GAS (1.3%)
    5,000   PEMEX Finance Ltd., Notes                         8.02         5/15/2007           5,402
                                                                                             -------

            METAL & GLASS CONTAINERS (1.3%)
    5,000   Pactiv Corp., Notes                               7.20        12/15/2005           5,385
                                                                                             -------

14

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

PRINCIPAL                                                     COUPON                            MARKET
   AMOUNT     SECURITY                                          RATE          MATURITY           VALUE
------------------------------------------------------------------------------------------------------

              PACKAGED FOODS & MEAT (0.8%)
  $ 3,000     Tyson Foods, Inc., Notes                          6.63%       10/01/2004        $  3,160
                                                                                              --------
              REAL ESTATE INVESTMENT TRUSTS (6.3%)
    3,000     Gables Realty, LP, Senior Notes                   5.75         7/15/2007           3,075
    4,000     Nationwide Health Properties, Inc.,
                Callable/Putable MTN                            6.90        10/01/2037           4,164
    7,890     Nationwide Health Properties, Inc.,
                Callable/Putable MTN                            6.59         7/07/2038           7,998
    3,000     New Plan Excel Realty Trust, Inc.,
                Senior Notes                                    5.88         6/15/2007           3,086
    7,160     TriNet Corporate Realty Trust, Inc.,
                Dealer Remarketed Securities                    6.75         3/01/2003           7,172
                                                                                              --------
                                                                                                25,495
                                                                                              --------
              TOBACCO (1.3%)
    5,000     Philip Morris Companies, Inc., Notes              6.38         2/01/2006           5,392
                                                                                              --------
              TRUCKING (1.2%)
    2,000     AMERCO, Senior Notes                              7.85         5/15/2003           1,612
    3,500     AMERCO, Bond-Backed Asset Trust
                Certificates, Series 1997 C (a)                 7.14        10/15/2002           3,167
                                                                                              --------
                                                                                                 4,779
                                                                                              --------
              Total corporate obligations (cost: $165,621)                                     164,429
                                                                                              --------

              ASSET-BACKED SECURITIES (6.1%)

    5,000     AESOP Funding II, LLC, Series 2002-1,
                Rental Car Notes, Class A-1                     3.85        10/20/2005           5,032
    5,000     Household Automotive Trust, Notes,
                Series 2002-1, Class A-2 (INS)                  2.75         5/17/2005           5,035
    5,000     Permanent Financing plc, Notes,
                Series 2A                                       4.20         6/10/2005           5,138
    5,000     Rental Car Finance Corp.,
                Series 1999-1, Rental Car Notes, Class A (a)    5.90         2/25/2007           5,221
    4,031     Team Fleet Financing Corp.,
                Series 1999-3, Rental Car Notes, Class A (a)    6.70         6/25/2003           4,060
                                                                                              --------
              Total asset-backed securities (cost: $24,027)                                     24,486
                                                                                              --------

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

PRINCIPAL                                                   COUPON                            MARKET
   AMOUNT   SECURITY                                          RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------

            MORTGAGE SECURITIES (15.5%)

            COLLATERALIZED MORTGAGE OBLIGATIONS (11.6%)

  $ 5,907   Federal Home Loan Mortgage Corp.,
              Series 2259 VA                                  7.50%        6/15/2011        $  6,109
    4,270   Federal Home Loan Mortgage Corp.,
              Series 2262 VA                                  7.50        10/15/2009           4,333
    4,730   Federal Home Loan Mortgage Corp.,
              Series 2369 VG                                  6.50        11/15/2011           4,916
    5,000   Federal Home Loan Mortgage Corp.,
              Series 2391 QK                                  5.50         2/15/2012           5,245
    5,000   Federal National Mortgage Assn.,
              Series 1993-160 E                               6.25         6/25/2011           5,349
    1,043   Federal National Mortgage Assn.,
              Series 1997-79 U                                9.00        11/18/2024           1,058
       96   Federal National Mortgage Assn.,
              Series 1997-89 N                                9.50        12/20/2022              96
    1,201   Federal National Mortgage Assn.,
              Series 1998-1 H                                 9.00         8/18/2024           1,244
    1,817   Federal National Mortgage Assn.,
              Series 1998-11 M                                9.00         2/18/2024           1,881
      237   Federal National Mortgage Assn.,
              Series 1998-2 GA                                8.50         4/18/2025             239
    3,266   Federal National Mortgage Assn.,
              Series 1998-7 H                                 9.00         3/18/2025           3,411
    5,763   Federal National Mortgage Assn.,
              Series 2000-1 VA                                7.00         8/18/2010           6,111
    6,412   Federal National Mortgage Assn.,
              Series 2001-40 BM                               6.50         9/25/2010           6,778
                                                                                            --------
            Total collateralized mortgage obligations (cost: $45,775)                         46,770
                                                                                            --------

            COMMERCIAL MORTGAGE-BACKED SECURITIES (3.9%)

    4,983   CDC Commercial Mortgage Trust,
              Series 2002-FX1, Class A1                       5.25         5/15/2019           5,078
   10,000   Morgan Stanley Dean Witter Capital I, Inc.,
              Commercial Mortgage Pass-Through
              Certificate, Series 1998-XL1, Class A-2         6.45         6/03/2030          10,758
                                                                                            --------
            Total commercial mortgage-backed securities
              (cost: $15,599)                                                                 15,836
                                                                                            --------
            Total mortgage securities (cost: $61,374)                                         62,606
                                                                                            --------

16

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

PRINCIPAL                                                   COUPON                            MARKET
   AMOUNT   SECURITY                                          RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------

            VARIABLE-RATE DEMAND NOTES (11.8%)

            AUTOMOBILE MANUFACTURERS (1.0%)
  $ 4,098   Kenwood Lincoln-Mercury, Inc., Notes
              (LOC)                                           2.35%        5/01/2015        $  4,098
                                                                                            --------

            BUILDINGS (0.2%)
      670   Precision Aggregate I, LLC, Notes,
              Series 2000 (LOC)                               3.07         8/03/2015             670
                                                                                            --------

            DRUG RETAIL (0.2%)
      650   Said A. Shehata & Soraya A. Shehata,
              Option Notes, Series 1999 (LOC)                 2.82         1/03/2010             650
                                                                                            --------

            ELECTRIC UTILITIES (1.0%)
    4,100   Lincoln County, WY, Environmental
              Improvement RB, Callable/Putable Notes,
              Series 1995                                     2.70        11/01/2025           4,100
                                                                                            --------

            ENVIRONMENTAL SERVICES (0.3%)
    1,300   Gulf Shores, AL, Solid Waste RB,
              Series 2000C (LOC)                              2.30        11/01/2010           1,300
                                                                                            --------

            FOREST PRODUCTS (2.5%)
   10,150   Braxton County, WV, Solid Waste RB,
              Series 1999                                     2.50         3/01/2029          10,150
                                                                                            --------

            HEALTH CARE FACILITIES (0.9%)
    3,555   McClellan, OH, LLC, Notes,
              Series 2000 (LOC)                               2.82         9/01/2020           3,555
                                                                                            --------

            INDUSTRIAL MACHINERY (0.4%)
    1,690   Florence, AL, IDB RB, Series 1999B (LOC)          2.45        11/01/2008           1,690
                                                                                            --------

            OFFICE SERVICES & SUPPLIES (0.6%)
    2,600   Castlebrook Development LLC,
              Series 2001 (LOC)                               2.62        12/01/2019           2,600
                                                                                            --------

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

PRINCIPAL                                                   COUPON                            MARKET
   AMOUNT   SECURITY                                          RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------

            REAL ESTATE MANAGEMENT & DEVELOPMENT (3.6%)
  $ 5,770   Blood Family Realty Ltd., Notes,
              Series 2000 (LOC)                               2.82%       12/01/2025        $  5,770
    4,040   DJV Investments LLC, Series 2000-A (LOC)          2.25         9/01/2051           4,040
    1,000   Vista Funding Corp., Notes,
              Series 2001A (LOC)                              3.07         3/01/2021           1,000
    3,940   Wryneck Ltd., Notes, Series 2000 (LOC)            2.82         1/01/2020           3,940
                                                                                            --------
                                                                                              14,750
                                                                                            --------
            RESTAURANTS (1.1%)
    4,345   Dana J. Lewis, Taxable Notes,
              Series 2000 (LOC)                               2.82         8/01/2010           4,345
                                                                                            --------
            Total variable-rate demand notes (cost: $47,908)                                  47,908
                                                                                            --------

            U.S. TREASURY INFLATION-INDEXED NOTE (6.2%)

   23,832   U.S. Treasury Inflation-Indexed Note
              (cost: $24,409)                                 3.38         1/15/2007          25,142
                                                                                            --------

            CASH EQUIVALENTS (7.7%)

   11,003   General Electric Capital Corp., CP,(a,b)          1.75         8/07/2002          11,000
   20,000   UBS Finance, Inc., CP,(a,b)                       1.83         8/01/2002          20,000
                                                                                            --------
            Total cash equivalents (cost: $31,000)                                            31,000
                                                                                            --------

            TOTAL INVESTMENTS (COST: $354,339)                                              $355,571
                                                                                            ========

18

N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND
JULY 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         CALLABLE/PUTABLE SECURITY - Provides the option for the underwriter to call the bonds at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. This mandatory put feature shortens the effective maturity of the security.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Directors.

              (b) Commercial paper issued in reliance on the "private placement"
                  exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Directors.

                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

ASSETS

   Investments in securities, at market value (identified cost of $354,339)                 $355,571
   Cash                                                                                          407
   Receivables:
      Capital shares sold                                                                         48
      Interest                                                                                 3,642
      Securities sold                                                                         46,197
                                                                                            --------
         Total assets                                                                        405,865
                                                                                            --------

LIABILITIES

   Capital shares redeemed                                                                     1,424
   USAA Investment Management Company                                                             65
   USAA Transfer Agency Company                                                                   27
   Accounts payable and accrued expenses                                                          46
   Dividends on capital shares                                                                   255
                                                                                            --------
         Total liabilities                                                                     1,817
                                                                                            --------
            Net assets applicable to capital shares outstanding                             $404,048
                                                                                            ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                                          $446,383
   Accumulated undistributed net investment income                                               986
   Accumulated net realized loss on investments                                              (44,553)
   Net unrealized appreciation of investments                                                  1,232
                                                                                            --------
            Net assets applicable to capital shares outstanding                             $404,048
                                                                                            ========
   Capital shares outstanding                                                                 44,954
                                                                                            ========
   Authorized shares of $.01 par value                                                       120,000
                                                                                            ========
   Net asset value, redemption price, and offering price per share                          $   8.99
                                                                                            ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM BOND FUND
YEAR ENDED JULY 31, 2002

NET INVESTMENT INCOME

   Interest income                                                                          $ 28,507
                                                                                            --------
   Expenses:
      Management fees                                                                          1,060
      Administrative and servicing fees                                                          677
      Transfer agent's fees                                                                      502
      Custodian's fees                                                                            99
      Postage                                                                                     59
      Shareholder reporting fees                                                                  73
      Directors' fees                                                                              4
      Registration fees                                                                           80
      Professional fees                                                                           44
      Other                                                                                       25
                                                                                            --------
         Total expenses                                                                        2,623
      Expenses paid indirectly                                                                    (2)
                                                                                            --------
         Net expenses                                                                          2,621
                                                                                            --------
            Net investment income                                                             25,886
                                                                                            --------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss                                                                      (35,787)
      Change in net unrealized appreciation/depreciation                                     (10,193)
                                                                                            --------
            Net realized and unrealized loss                                                 (45,980)
                                                                                            --------
Decrease in net assets resulting from operations                                            $(20,094)
                                                                                            ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM BOND FUND
YEARS ENDED JULY 31,

                                                                               2002             2001
                                                                          --------------------------
FROM OPERATIONS

   Net investment income                                                  $  25,886        $  22,164
   Net realized loss on investments                                         (35,787)          (6,817)
   Change in net unrealized appreciation/depreciation
      of investments                                                        (10,193)          15,924
                                                                          --------------------------
      Increase (decrease) in net assets resulting
         from operations                                                    (20,094)          31,271
                                                                          --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                    (25,959)         (22,091)
                                                                          --------------------------
   Net realized gains                                                             -              (10)
                                                                          --------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                                289,538          217,893
   Reinvested dividends                                                      21,624           18,840
   Cost of shares redeemed                                                 (280,918)        (119,049)
                                                                          --------------------------
      Increase in net assets from
         capital share transactions                                          30,244          117,684
                                                                          --------------------------
Net increase (decrease) in net assets                                       (15,809)         126,854

NET ASSETS

   Beginning of period                                                      419,857          293,003
                                                                          --------------------------
   End of period                                                          $ 404,048        $ 419,857
                                                                          ==========================
Accumulated undistributed net investment income:
   End of period                                                          $     986        $      76
                                                                          ==========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                               29,966           22,309
   Shares issued for dividends reinvested                                     2,264            1,932
   Shares redeemed                                                          (29,489)         (12,236)
                                                                          --------------------------
      Increase in shares outstanding                                          2,741           12,005
                                                                          ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA SHORT-TERM BOND FUND
JULY 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Short-Term Bond Fund (the Fund). The Fund's investment objective is high current income consistent with preservation of principal.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

                    Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

              D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2002, custodian fee offset arrangements reduced expenses by $2,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including

24

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

         redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. In addition, the USAA funds which are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement whether used or not used, and by CAPCO based on their assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended
         July 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

         net investment income by $983,000, increase accumulated net realized loss on investments by $1,050,000, and increase paid-in-capital by $67,000. This reclassification has no effect on net assets.

         Total distributions and the character of such distributions may differ for financial statement and tax purposes primarily because of the tax deferral of losses on "wash sale" transactions.

         The tax character of distributions paid during the years ended July 31, 2002 and 2001, was as follows:


                                                       2002            2001
         -----------------------------------------------------------------------
         Ordinary income                            $26,037,000     $21,969,000
         Long-term capital gains                              -          11,000

         As of July 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                             $  1,241,000
         Accumulated net realized loss on investments               (44,553,000)
         Unrealized appreciation                                      1,213,000


         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2002, the Fund had a current post-October deferred capital loss of $38,528,000 and capital loss carryovers of $6,025,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. The capital loss carryovers will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

26

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          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2002, were $328,684,000 and $392,557,000, respectively.

         The cost of securities at July 31, 2002, for federal income tax purposes, was $354,358,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2002, for federal income tax purposes, were $7,964,000 and $6,751,000, respectively, resulting in net unrealized appreciation of $1,213,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the year ended July 31, 2002.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Beginning with the month ending July 31, 2002, the investment management

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          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

                 fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Short Investment Grade Debt Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period consists of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%

+/- 0.51% to 1.00%                        +/- 0.05%

+/- 1.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

28

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

                 During the year ended July 31, 2002, the Fund paid the Manager total management fees of $1,060,000, which is net of a performance fee adjustment of $(23,000).

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the year ended July 31, 2002, the Fund paid the Manager administrative and servicing fees of $677,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the year ended July 31, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $502,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

        Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

        In November 2000, the American Institute of Certified Public Accountants issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, effective for fiscal years beginning after

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

        December 15, 2000. The revised guide requires the Fund to amortize premiums and discounts on all debt securities and to classify as interest income any paydown gains or losses realized on mortgage-backed securities and asset-backed securities. These changes do not affect the Fund's net asset value, but do change the classification of certain amounts in the statement of operations. For the year ended July 31, 2002, interest income decreased by $41,000, net realized loss on investments decreased by $7,000, and the change in net unrealized appreciation/depreciation of investments increased by $34,000. In addition, the Fund recorded an adjustment to decrease the cost of securities and decrease accumulated undistributed net investment income by $87,000 to reflect the cumulative effect of this change up to the date of adoption of August 1, 2001.

30

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2002

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                YEAR ENDED JULY 31,
                                         -------------------------------------------------------------
                                             2002         2001         2000         1999          1998
                                         -------------------------------------------------------------
Net asset value at
    beginning of period                  $   9.95     $   9.70     $   9.75     $   9.99      $  10.03
                                         -------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                     .55(b)       .65          .63          .58           .62
    Net realized and unrealized
      gain (loss)                            (.96)(b)      .25         (.05)        (.22)         (.04)
                                         -------------------------------------------------------------
Total from investment operations             (.41)         .90          .58          .36           .58
                                         -------------------------------------------------------------
Less distributions:
    From net investment income               (.55)        (.65)        (.63)        (.58)         (.62)
    From realized capital gains                 -            -            -         (.02)            -
                                         -------------------------------------------------------------
Total distributions                          (.55)        (.65)        (.63)        (.60)         (.62)
                                         -------------------------------------------------------------
Net asset value at end of period         $   8.99     $   9.95     $   9.70     $   9.75      $   9.99
                                         =============================================================
Total return (%)*                           (4.29)        9.61         6.18         3.76          5.91
Net assets at end of period (000)        $404,048     $419,857     $293,003     $241,247      $181,171
Ratio of expenses to
    average net assets (%)**                  .58(a)       .46(a)       .48          .50           .50
Ratio of expenses to average net
    assets excluding reimbursements (%)       n/a          n/a          n/a          .52           .56
Ratio of net investment income to
    average net assets (%)**                 5.74(b)      6.67         6.56         5.89          6.16
Portfolio turnover (%)                      87.55        31.80        23.68        11.53         48.24

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 ** For the year ended July 31, 2002, average net assets were $451,354,000.
(a) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.
(b) Without the adoption of the change in amortization method discussed in Note 8, New Accounting Pronouncement, the ratio of net investment income to average net assets would have been 5.73%. The per share net investment income and net realized and unrealized loss amounts would not have changed.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)

(10) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on June 1, 1993. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

32

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Company has six Officers and a Board of Directors. These Officers and Directors supervise the business and affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of July 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT CONSTITUTE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS (2)
                 Director and Chairman of the Board of Directors
                 Date of Birth: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS (2)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Date of Birth: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

34

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3, 4, 5, 6)
                 Director
                 Date of Birth: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D. (3, 4, 5, 6)
                 Director
                 Date of Birth: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR (3, 4, 5, 6)
                 Director
                 Date of Birth: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

         LAURA T. STARKS, PH.D.(3, 4, 5, 6)
         Director
         Date of Birth: February 1950

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2, 3, 4, 5, 6)
         Director
         Date of Birth: July 1943

         Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

36

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Date of Birth: November 1950

         Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         STUART WESTER
         Vice President
         Date of Birth: June 1947

         Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         MICHAEL D. WAGNER
         Secretary
         Date of Birth: July 1948

         Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

         MARK S. HOWARD
         Assistant Secretary
         Date of Birth: October 1963

         Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

         DAVID M. HOLMES
         Treasurer
         Date of Birth: June 1960

         Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Date of Birth: November 1960

         Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

38

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

40

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

42

NOTES
=====---------------------------------------------------------------------------

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

         INVESTMENT ADVISER,    USAA Investment Management Company
                UNDERWRITER,    9800 Fredericksburg Road
             AND DISTRIBUTOR    San Antonio, Texas 78288

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE (R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                         Paper

--------------------------------------------------------------------------------

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